PGIM ETF Trust

PGIM Active Aggregate Bond ETF

Prudential Investment Portfolios 2

PGIM Core Conservative Bond Fund

(each a "Fund" and collectively the "Funds")

Supplement dated September 29, 2023

to each Funds' Currently Effective Statement of Additional Information

You should read this Supplement in conjunction with each Funds' Statement of Additional Information and retain it for future reference.

Effective immediately, Mr. Tom McCartan is added to each Fund's portfolio management team.

To reflect this change, each Fund's Statement of Additional Information (SAI) is hereby revised as follows effective immediately:

1.The table in the section of the PGIM Active Aggregate Bond ETF's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following information pertaining to Mr. McCartan:

PGIM Active Aggregate Bond ETF

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts/
	Managers	Companies/Total	Investment Vehicles/	Total Assets
		Assets	Total Assets
		2/$2,611,010,270	4/$10,285,180,070	35/$20,004,299,380
PGIM Fixed	Tom
Income	McCartan*

*Information is as of August 31, 2023

2.The table in the section of the PGIM Active Aggregate Bond ETF's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is hereby revised by adding the following information pertaining to Mr. McCartan:

PGIM Active Aggregate Bond ETF

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial
Interests
in the Fund and Similar
Strategies*
PGIM Fixed Income	Tom McCartan**	None

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Funds and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Funds. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Funds. "Other Investment Accounts" in similar strategies include other PGIM funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Tom McCartan's investment in the Fund as of August 31, 2023 is as follows: None. **Information is as of August 31, 2023.

LR1451

1.The table in the section of the PGIM Core Conservative Bond Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following information pertaining to Mr. McCartan:

PGIM Core Conservative Bond Fund

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts/
	Managers	Companies/Total	Investment Vehicles/	Total Assets
		Assets	Total Assets
		2/$2,611,535,009	4/$10,285,180,070	35/$20,004,299,380
PGIM Fixed	Tom
Income	McCartan*

* Information is as of August 31, 2023

2.The table in the section of the PGIM Core Conservative Bond Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is hereby revised by adding the following information pertaining to Mr. McCartan:

PGIM Core Conservative Bond Fund

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial
Interests
in the Fund and Similar
Strategies*
PGIM Fixed Income	Tom McCartan**	None

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Funds and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Funds. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Funds. "Other Investment Accounts" in similar strategies include other PGIM funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Tom McCartan's investment in the Fund as of August 31, 2023 is as follows: None. **Information is as of August 31, 2023.

LR1451